Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets :
Restricted cash and investments	$ 1,934	$ 1,952
Current portion of net investment in finance lease	3,302	3,299
Interest receivable	241	310
Total current assets	5,477	5,561
Net investment in finance lease, less current portion	8,301	11,603
Deferred charges	70	92
Total assets	13,848	17,256
Current liabilities:
Accrued interest	271	339
Current portion of long-term debt	3,187	3,187
Other current liabilities	87	43
Total current liabilities	3,545	3,569
Long-term debt	9,556	12,743
Total liabilities	13,101	16,312
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	747	944
Total equity	747	944
Total liabilities and equity	$ 13,848	$ 17,256